LONG-TERM INVESTMENTS - Fair value (Details) $ in Thousands, ₩ in Billions	1 Months Ended							12 Months Ended
	Sep. 30, 2025 USD ($)	May 31, 2025 USD ($)	Feb. 28, 2025 USD ($)	Feb. 28, 2025 KRW (₩)	Nov. 30, 2024 USD ($)	Sep. 30, 2024 USD ($)	May 31, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
LONG-TERM INVESTMENTS
Payments to acquire investment		$ 27,900
Percentage of ownership acquired		0.5577%
Joint venture investee
LONG-TERM INVESTMENTS
Initial investment in its common shares	$ 52,500					$ 2,600	$ 1,600
Equity ownership percentage						50.00%
Fund investee
LONG-TERM INVESTMENTS
Initial investment in its common shares					$ 11,200
Equity ownership percentage					99.90%
Debt investment in investees preferred and convertible debt
LONG-TERM INVESTMENTS
Fair value of available-for-sale debt investments at the beginning of the year (Level 3)								$ 35,076	$ 49,307
Additions - initial investment								10,486
Reclass to short-term investments								(18,800)	(38,738)
Change in fair value								$ 318	$ 24,736
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Asset, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]								OCI, Debt Securities, Available-for-Sale, Gain (Loss), after Adjustment and Tax	OCI, Debt Securities, Available-for-Sale, Gain (Loss), after Adjustment and Tax
Disposal of available-for-sale debt investment								$ (16,693)
Foreign currency translation adjustment								510	$ (229)
Fair value of available-for-sale debt investments at the end of the year (Level 3)								10,897	$ 35,076
Convertible debt
LONG-TERM INVESTMENTS
Subscription consideration			$ 10,500	₩ 15.3
Interval period early redemption right			6 months	6 months
Minimum period of holding securities			1 year	1 year
Compound interest rate			3.00%	3.00%
Period which holder has the option to convert the securities			1 year	1 year
Unrealized gain (loss) on investment								$ 300